Leases - Lessor: Net Investment in Leases (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Net Investment in Leases [Line Items]
Reduction in lease receivables	¥ 31,482	¥ 32,357
Maximum [Member]
Net Investment in Leases [Line Items]
Lessee operating lease term of contract	15 years	13 years